Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Cushing Energy Income Fund
Supplement	cik0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated March 29, 2019 (“Supplement”) to:

MainStay Cushing® Funds Prospectuses and Summary Prospectuses, each dated March 29, 2019;

and

MainStay Cushing® Funds Statement of Additional Information, dated March 29, 2019

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Cushing Energy Income Fund	MainStay Cushing Renaissance Advantage Fund
MainStay Cushing MLP Premier Fund

Supplement Closing	cik0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.